PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Less accumulated depreciation	$ (27,393)	$ (26,722)	$ 0
Property and equipment, net	1,150,560	1,151,231	776,560
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 140,441	$ 140,441	600,398
Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful Lives	5 years	5 years
Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful Lives	20 years	20 years
Equipment Turkey [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 1,031,512	$ 1,031,512	170,162
Equipment Turkey [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful Lives	5 years	5 years
Equipment Turkey [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful Lives	20 years	20 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 6,000	$ 6,000	$ 6,000
Vehicles [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful Lives	5 years	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful Lives	15 years	15 years